Borrowings (Tables)	12 Months Ended
Dec. 31, 2023
Borrowings
Schedule of shortterm and Longterm borrowings

	As of December 31
	2022	2023
	RMB	RMB

Short‑term borrowings	4,940,310	7,682,190
Long‑term borrowings	149,925	1,044,421
Total	5,090,235	8,726,611

Schedule of short-term and long-term borrowings maturities

	As of December 31
	2022	2023
	RMB	RMB

Within 1 year	4,940,310	7,682,190
Between 1 to 2 years	142,625	838,000
Between 2 to 3 years	7,300	188,119
Between 3 to 4 years	—	18,302
Total	5,090,235	8,726,611